Equity (Details) - USD ($)							1 Months Ended		3 Months Ended				12 Months Ended
	Mar. 31, 2025	Jun. 05, 2024	Mar. 07, 2024	Oct. 09, 2023	Jul. 06, 2023	May 23, 2023	Nov. 18, 2024	Oct. 28, 2024	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 26, 2025	Jan. 09, 2025	Jan. 06, 2025	Dec. 15, 2024	Dec. 13, 2024	Jun. 30, 2023	Feb. 09, 2023	Dec. 31, 2022
Equity [Line Items]
Common stock, shares authorized (in Shares)	100,000,000									100,000,000	100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized (in Shares)	10,000,000									10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, stated value
Percentage of common stock issued and outstanding										(50.00%)			(50.00%)
Conversion price per share (in Dollars per share)										$ 11.25			$ 11.25	$ 22.5
Common shares issued as convertible note payable commitment fee (in Shares)						5,000
Common stock value issued as convertible note payable commitment fee												$ 42,000	$ 320,546	$ 236,400
Net proceeds													2,857,852	635,391
Fair market values of grant dates														999,655
Stock-based compensation expense										$ 17,212			470,350	834,784
Reduction in accrued liabilities														164,871
Purchase of warrants (in Shares)				2,917		9,000
Exercise price (in Dollars per share)			$ 30	$ 27
Aggregate intrinsic value	6,115									$ 6,115	28,694	$ 12,137	$ 28,694	$ 319,380
Volatility rate										105.10%		91.17%
Risk-free rate										4.29%		3.93%
Dividend yield rate		0.00%			0.00%					0.00%		0.00%	0.00%	0.00%
Expected life		5 years			5 years					3 years		5 years
Compensation and related benefits										$ 4,858		$ 5,103	$ 19,878	$ 172,943
Professional fees									$ 1,691,579		442,335		1,822,105	3,076,477
Share price (in Dollars per share)		$ 10.39			$ 21.3
Black-Scholes option-pricing volatility rate		85.72%			88.52%
Risk free interest		4.31%			4.37%
Convertible notes payable				$ 39,848		$ 127,654
Convertible debt issuance costs										29,807		29,807	119,228	106,557
Fair value adjustment of warrants									$ 114,360	114,360	(31,212)	$ (31,212)	(374,365)	(188,374)
Equity method investment											$ 10,636,544		$ 10,636,544	$ 12,095,020
Payment of closing the redemption	1,745,000									1,745,000
Redemption, net of payables due to lab services	$ 632,916									632,916
Total redemption										$ 13,377,916
Share issued (in Shares)	1,655,134									1,655,134	1,445,979		1,445,979	736,769
Accrued liabilities	$ 42,385									$ 42,385
Prepaid expense	$ 51,635									$ 51,635
Warrant [Member]
Equity [Line Items]
Purchase of warrants (in Shares)	222			12,834	222	9,000				222
Exercise price (in Dollars per share)		$ 26,800		$ 37.5	$ 67.5
Fair value adjustment of warrants	$ 237		$ 9,450	$ 7,560	$ 3,000	$ 9,000				$ 31,212			$ 2,880	$ 14,805
Warrants share (in Shares)	9,450					8,333				9,450				9,000
Pre Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																		$ 0.01
Warrants share (in Shares)	150,000									150,000	150,000		150,000
Firstfire [Member]
Equity [Line Items]
Purchase of warrants (in Shares)					2,778
Exercise price (in Dollars per share)					$ 67.5
Five Year Anniversary [Member]
Equity [Line Items]
Purchase of warrants (in Shares)		5,333
Exercise price (in Dollars per share)		$ 9.75
Convertible debt issuance costs		$ 39,221
Roth Capital Partners, LLC [Member]
Equity [Line Items]
Aggregate offering price amount																				$ 3,500,000
Common stock of average price (in Dollars per share)														$ 10.14
Net proceeds														$ 2,544,311
Other offering cost														$ 313,541
Jefferies LLC [Member]
Equity [Line Items]
Aggregate shares issued (in Shares)														30,442
Common stock of average price (in Dollars per share)														$ 20.85
Net proceeds														$ 414,396
Mast Hill [Member]
Equity [Line Items]
Purchase of warrants (in Shares)						8,333
Exercise price (in Dollars per share)						$ 67.5
Mast Mill and FirstFire [Member]
Equity [Line Items]
Purchase of warrants (in Shares)				7,000
Exercise price (in Dollars per share)				$ 37.5
Fair value adjustment of warrants			$ 9,450
Jefferies LLC [Member]
Equity [Line Items]
Other offering cost														220,995
Lab Services MSO [Member]
Equity [Line Items]
Equity interest, percentage															40.00%						40.00%
Equity method investment											$ 10,636,544		$ 10,636,544	$ 12,095,020
Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage															40.00%
Common Stock [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding										(50.00%)			(50.00%)
Consideration issuable shares (in Shares)										1			1
Conversion price per share (in Dollars per share)														$ 67.5
Common shares issued as convertible note payable commitment fee (in Shares)								206,033				7,000	33,800	11,333
Common stock value issued as convertible note payable commitment fee												$ 1	$ 3	$ 1
Issuance of common stock for services (in Shares)										22,278			145,153	24,089
Reduction in accrued liabilities													$ 60,000
Common stock upon cashless exercise (in Shares)							42,381			186,877			42,381
Purchase of warrants (in Shares)							6,278
Share issued (in Shares)	186,877									186,877
Fair market values										$ 111,232
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Purchase of warrants (in Shares)																		150,000
Common Stock [Member] | Roth Capital Partners, LLC [Member]
Equity [Line Items]
Aggregate shares issued (in Shares)														281,843
Common Shares Issued for Services [Member]
Equity [Line Items]
Issuance of common stock for services (in Shares)													145,153
Fair market values of grant dates													$ 530,350
Share issued (in Shares)	22,278									22,278
Five Year Anniversary [Member]
Equity [Line Items]
Fair value adjustment of warrants					$ 3,000
Five Year Anniversary [Member] | Liability [Member]
Equity [Line Items]
Fair value adjustment of warrants					$ 3,000
Stock Option [Member]
Equity [Line Items]
Stock-based compensation expense										$ 9,159		13,533	51,159	$ 284,977
Aggregate intrinsic value	$ 17,000									17,000	1,900		1,900	0
Stock options exercisable	10,000									10,000	900		900
Professional fees										4,301		8,430	31,281	106,565
Research and development expenses													$ 0	$ 5,469
Convertible Debt [Member]
Equity [Line Items]
Common shares issued as convertible note payable commitment fee (in Shares)													33,800	11,333
Common stock value issued as convertible note payable commitment fee													$ 320,546	$ 236,400
Cancelled warrants shares (in Shares)		23,288
Convertible Debt [Member] | Warrants Exercised [Member]
Equity [Line Items]
Common stock upon cashless exercise (in Shares)		6,278
May 2023 Convertible Note [Member]
Equity [Line Items]
Purchase of warrants (in Shares)						9,000
Exercise price (in Dollars per share)						$ 67.5
Warrant issued, description													(i) a warrant to purchase 8,333 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023, and (ii) a warrant to purchase 7,033 shares of common stock with an exercise price of $48.00 exercisable until the five-year anniversary of May 23, 2023, which warrant was never fair valued and was cancelled and extinguished against payment of the May 2023 Convertible Note, to Mast Hill; and issued a warrant to purchase 667 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 to a third party as a finder’s fee.
Convertible debt issuance costs						$ 11,162
May 2023 Convertible Note [Member] | Warrant [Member]
Equity [Line Items]
Purchase of warrants (in Shares)						9,000
Exercise price (in Dollars per share)						$ 67.5
May 2023 Convertible Note [Member] | Five Year Anniversary [Member]
Equity [Line Items]
Purchase of warrants (in Shares)						667
Exercise price (in Dollars per share)						$ 67.5
Black-Scholes Valuation Model [Member]
Equity [Line Items]
Dividend yield rate				0.00%		0.00%
Expected life				5 years		5 years
Share price (in Dollars per share)				$ 11.55		$ 29.4
Black-Scholes option-pricing volatility rate				89.70%		88.80%
Risk free interest				4.75%		3.76%
July 2023 Convertible Note [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 67.5
Warrant issued, description													(i) a warrant to purchase 2,778 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023, and (ii) a warrant to purchase 2,344 shares of common stock with an exercise price of $48.00 exercisable until the five-year anniversary of July 6, 2023, which warrant was never fair valued and was cancelled and extinguished against payment of the July 2023 Convertible Note, to Firstfire; and issued a warrant to purchase 222 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 to a third party as a finder’s fee.
Convertible debt issuance costs					$ 2,435
July 2023 Convertible Note [Member] | Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 67.5
Convertible Notes Payable [Member]
Equity [Line Items]
Convertible notes payable					$ 28,691
October 2023 Convertible Note [Member]
Equity [Line Items]
Purchase of warrants (in Shares)				560
Exercise price (in Dollars per share)				$ 37.5
Warrant issued, description													(i) a warrant to purchase 7,000 shares of common stock with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023, (ii) a warrant to purchase 5,834 shares of common stock with an exercise price of $27.00 exercisable until the five-year anniversary of October 9, 2023, which warrant was never fair valued and was cancelled and extinguished against payment of the October 2023 Convertible Note, to Mast Hill and Firstfire; and issued a warrant to purchase 560 shares of common stock with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 to a third party as a finder’s fee.
Convertible debt issuance costs				$ 3,380
Fair value adjustment of warrants				$ 7,560
October 2023 Convertible Note [Member] | Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 37.5
March Two Thousand Twenty Four Warrant Issued [Member]
Equity [Line Items]
Exercise price (in Dollars per share)			$ 30
Dividend yield rate			0.00%
Expected life			5 years
Warrant issued, description													(i) a warrant to purchase 8,750 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 (“First Warrant”), (ii) a warrant to purchase 8,077 shares of common stock with an exercise price of $19.50 (“Second Warrant”), which warrant was never fair valued and was cancelled and extinguished against payment of the March 2024 Convertible Note, to Mast Hill; and issued a warrant to purchase 700 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 to a third party as a finder’s fee.
Share price (in Dollars per share)			$ 6
Black-Scholes option-pricing volatility rate			85.24%
Risk free interest			4.07%
Fair value adjustment of warrants			$ 9,450
March Twenty Thousand Twenty Four Convertible Note [Member] | Mast Hill [Member]
Equity [Line Items]
Purchase of warrants (in Shares)			8,750
Exercise price (in Dollars per share)			$ 30
Convertible notes payable			$ 20,374
March Twenty Thousand Twenty Four Convertible Note [Member] | Five Year Anniversary [Member]
Equity [Line Items]
Purchase of warrants (in Shares)			700
Exercise price (in Dollars per share)			$ 30
Convertible debt issuance costs			$ 1,679
Two Thousand Twenty Four June Warrant Issued [Member]
Equity [Line Items]
Exercise price (in Dollars per share)		$ 9.75
Warrant issued, description													(i) a warrant to purchase 66,667 shares of common stock with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 (“First Warrant”), (ii) a warrant to purchase 80,000 shares of common stock with an exercise price of $7.50 exercisable until the five-year anniversary of June 5, 2024 (“Second Warrant”), which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, to Mast Hill; and issued a warrant to purchase 5,333 shares of common stock with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 to a third party as a finder’s fee.
Fair value adjustment of warrants		$ 72,000
Two Thousand Twenty Four June Warrant Issued [Member] | Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)		$ 7.5
Warrants share (in Shares)		80,000
Two Thousand Twenty Four June Warrant Issued [Member] | Mast Hill [Member]
Equity [Line Items]
Purchase of warrants (in Shares)		66,667
Convertible notes payable		$ 418,194
Two Thousand Twenty Four June Warrant Issued [Member] | Five Year Anniversary [Member]
Equity [Line Items]
Exercise price (in Dollars per share)		$ 9.75
Fair value adjustment of warrants		$ 72,000
June 2024 Convertible Note [Member] | Mast Hill [Member]
Equity [Line Items]
Exercise price (in Dollars per share)		$ 9.75
Warrants Exercised [Member] | Stock Option [Member]
Equity [Line Items]
Aggregate intrinsic value	$ 0									$ 0
Pre Funded Warrants [Member]
Equity [Line Items]
Purchase of warrants (in Shares)	150,000									150,000
Exercise price (in Dollars per share)	$ 0.01									$ 0.01
Minimum [Member]
Equity [Line Items]
Volatility rate													83.10%	79.76%
Risk-free rate													3.47%	3.58%
Expected life													3 years	3 years
Maximum [Member]
Equity [Line Items]
Volatility rate													96.36%	96.37%
Risk-free rate													4.79%	4.76%
Expected life													5 years	5 years
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value											$ 9,000,000		$ 9,000,000	$ 9,000,000		$ 9,000,000
Percentage of common stock issued and outstanding										100.00%			100.00%
Conversion price per share (in Dollars per share)	$ 150									$ 150	$ 150		$ 150
Conversion percentage										(90.00%)			(90.00%)
Preferred stock, shares issued (in Shares)	0									0	9,000		9,000	9,000
Preferred stock, shares outstanding (in Shares)	0									0	9,000		9,000	9,000
Issued shares (in Shares)																9,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized (in Shares)	15,000									15,000	15,000		15,000
Preferred stock, par value (in Dollars per share)	$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001
Conversion price per share (in Dollars per share)	$ 67.5									$ 67.5
Common stock value issued as convertible note payable commitment fee
Series A Preferred Stock [Member] | Subsequent Event [Member]
Equity [Line Items]
Issued shares (in Shares)																9,000
Series A Preferred Stock [Member] | Convertible Debt Note [Member]
Equity [Line Items]
Conversion price										10.00%			10.00%
Series A Preferred Stock [Member] | Mr. Lu [Member]
Equity [Line Items]
Issued shares (in Shares)																9,000
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value	$ 1,000									$ 1,000	$ 1,000		$ 1,000
Conversion price per share (in Dollars per share)											$ 150		$ 150
Series D Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized (in Shares)																	5,000
Preferred stock, par value (in Dollars per share)																	$ 0.0001
Preferred stock, stated value	$ 8,837,527									$ 8,837,527							$ 1,000
Percentage of common stock issued and outstanding										100.00%
Conversion price per share (in Dollars per share)	$ 2.41									$ 2.41	$ 2.41		$ 2.41
Preferred stock, shares issued (in Shares)	5,000									5,000	0		0
Preferred stock, shares outstanding (in Shares)	5,000									5,000	0		0
Issued shares (in Shares)	162,473									162,473						5,000
Equity method investment																$ 9,000,000
Series D Preferred Stock [Member] | Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage	40.00%									40.00%
Series D Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)	$ 2.41									$ 2.41
Series D Preferred Stock [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred stock, shares authorized (in Shares)																	5,000
Issued shares (in Shares)																5,000
Series D Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own excess	4.99%									4.99%
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, stated value	$ 1,000									$ 1,000	$ 1,000		$ 1,000
Equity method investment	11,029,221									11,029,221
Payment of closing the redemption	$ 95,000									$ 95,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized (in Shares)	15,000									15,000	15,000		15,000
Payment of closing the redemption	$ 75,000									$ 75,000
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value											$ 11,000,000		$ 11,000,000	$ 11,000,000
Percentage of common stock issued and outstanding										100.00%			(100.00%)
Conversion price per share (in Dollars per share)	$ 56.7									$ 56.7	$ 56.7		$ 56.7								$ 56.7
Preferred stock, shares issued (in Shares)	0									0	11,000		11,000	11,000
Preferred stock, shares outstanding (in Shares)	0									0	11,000		11,000	11,000
Issued shares (in Shares)																					11,000
Conversion price per share (in Dollars per share)										$ 56.7			$ 56.7
Aggregate shares (in Shares)																					194,004
Equity method investment															$ 11,000,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value	$ 2,348,695									$ 2,348,695
Conversion price per share (in Dollars per share)	$ 22.5									$ 22.5
Common stock value issued as convertible note payable commitment fee
Series B Preferred Stock [Member] | Lab Services MSO [Member]
Equity [Line Items]
Equity method investment	$ 11,000,000									$ 11,000,000
Series B Holder [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding										50.00%			(50.00%)
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized (in Shares)																			10,000
Preferred stock, par value (in Dollars per share)																			$ 0.0001
Preferred stock, stated value	$ 3,500,000									$ 3,500,000	$ 3,500,000		$ 3,500,000						$ 1,000
Percentage of common stock issued and outstanding										100.00%			100.00%
Conversion price per share (in Dollars per share)	$ 2.41									$ 2.41	$ 2.41		$ 2.41
Preferred stock, shares issued (in Shares)	3,500									3,500	3,500		3,500	3,500
Preferred stock, shares outstanding (in Shares)	3,500									3,500	3,500		3,500	3,500
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)	$ 15									$ 15	$ 2.41		$ 2.41
Preferred stock, shares issued (in Shares)	3,500									3,500
Preferred stock, shares outstanding (in Shares)											3,500		3,500
Aggregate shares issued (in Shares)													3,500
Preferred stock and received proceeds													$ 3,500,000
Common stock value issued as convertible note payable commitment fee
Series C Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued (in Shares)	5,000									5,000
Preferred stock, shares outstanding (in Shares)	5,000									5,000
Percentage of own excess	19.99%									19.99%	19.99%		19.99%